Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Nature of Business
1.	Nature of Business

We are a clinical stage pharmaceutical company developing therapeutics for Parkinson’s Disease, or PD, and related disorders that arise inside and outside of the brain. In 2021, we commenced clinical development of IkT-148009, a small molecule Abelson Tyrosine Kinase inhibitor we believe can modify the course of Parkinson’s disease and its manifestation in the gastrointestinal tract, or GI. Results to date of our ongoing Phase 1 Single and Multiple Ascending Dose escalation study (SAD and MAD, respectively) in older and elderly healthy volunteers have revealed important insights into the metabolism of IkT-148009 in human subjects. IkT-148009 has a half-life of greater than 24 hours, and just a 25 mg once daily oral dose in older and elderly healthy subjects in our Phase 1 study reached exposures that are consistent with the exposure to the drug that resulted in therapeutic efficacy in animal models of progressive PD. This has led to an acceleration of the clinical development program by more than 6 months. Subject to discussions with the FDA, we plan to initiate dosing in a Parkinson’s patient population as part of the Phase 1 MAD study. Clinical development of IkT-148009 for the GI complications in PD patients will cross-reference the Phase 1 Study of IkT-148009 for the treatment of PD.

1. Nature of Business

Inhibikase Therapeutics, Inc. (the “Company”), incorporated on June 3, 2010 as a Delaware corporation with its headquarters in Atlanta, Georgia, is developing therapeutics for neurodegenerative disease inside and outside of the brain. The Company filed two Investigational New Drug Applications, or INDs, for its lead programs in neurodegenerative disease with the U.S. Food and Drug Administration, or FDA, in the first quarter of 2019.

The Company’s registration statement on Form S-1 filed during 2020 in connection with its initial public offering (“IPO”) was declared effective on December 22, 2020 by the Securities and Exchange Commission (the “SEC”), and the Company’s common stock began trading on the Nasdaq Capital Market on December 23, 2020. On December 28, 2020, the Company completed its IPO, in which the Company sold and issued 1,800,000 shares of its common stock at a price to the public of $10.00 per share. The Company received aggregate net proceeds of approximately $14.6 million after deducting offering costs, underwriting discounts and commissions of $3.4 million.

The Company utilizes small molecule, oral protein kinase inhibitors to treat Parkinson’s Disease, or PD, and its GI complications. The Company has shown in animal models of progressive PD that its lead clinical candidate, IkT-148009, is a brain penetrant Abelson tyrosine kinase, or c-Abl, inhibitor that halts disease progression and reverses functional loss in the brain and reverses neurological dysfunction in the GI tract. The ability to halt progression and restore function was shown in animal models of progressive disease that mimic the rate of disease progression and the extent of functional loss in the brain and/or the GI tract as found in patients with PD.

Historically, the multi-decade failures in the treatment of neurodegenerative diseases such as PD result from a lack of understanding of the biochemistry of the disease processes involved. Neurodegeneration is marked by a progressive degeneration and loss of function of neurons which send and receive signals from the brain. Historically, the cause of a neurodegenerative disease was thought to be a “plaque” made up of a misfolded and/or aggregated protein(s). The Company has taken a different approach, by identifying the proteins that become dysfunctional in a disease pathway and seeking to understand how a dysfunctional protein causes disease. Using this strategy, the Company believes it has discovered at least one enzyme, c-Abl, that plays a pivotal role in the disease process for PD, c-Abl. The Company has developed a novel protein kinase inhibitor against c-Abl, which it believes can alter the disease course for PD.

In addition to programs in PD, the Company’s platform drug discovery and delivery technologies identified additional opportunities, including a potential treatment for bacterial or viral infections in the brain using a single agent at fixed dose, and an oncology opportunity in stable-phase Chronic Myelogenous Leukemia, or CML. The Company’s product for CML, IkT-001Pro, is a prodrug of the anticancer agent Imatinib. A prodrug is a compound that, after administration, is metabolized by the body into a pharmacologically active drug. Imatinib is an FDA designated Orphan Drug and is the standard-of-care treatment for stable-phase CML. The Company plans to submit an IND to initiate clinical development for IkT-001Pro in the third quarter of 2021. Subject to future FDA agreements related to the clinical protocol design and execution of the clinical development program and additional funding, the Company believes that clinical development of IkT-001Pro could possibly be completed in 2022. The Company intends to submit a new drug application, or NDA, for IkT-001Pro pursuant to Section 505(b)(2) of the Federal Food, Drug and Cosmetic Act, which specifies the requirements for approval. Pursuit of this oncology opportunity will seek to validate the pharmacology advantage of the Company’s prodrug technology in a well understood patient population with an approved drug substance. If the Company succeeds in validating the advantage of IkT-001Pro in oncology, it will subsequently evaluate whether the pharmacology advantages of the prodrug could be applied to novel drug substances, such as IkT-148009.

Liquidity and Going Concern

The Company has recognized recurring losses. At December 31, 2020, the Company had working capital of $10,060,817, an accumulated deficit of $15,031,624, cash of $13,953,513 and accounts payable and accrued expenses of $2,353,614. The Company had active grants in the amount of $1,546,730, of which $772,420 remained available in accounts held by the U.S. Treasury as of February 28, 2021.

The future success of the Company is dependent on its ability to successfully obtain additional working capital, obtain regulatory approval for and successfully launch and commercialize its product candidates and to ultimately attain profitable operations. Historically, the Company has funded its operations primarily through cash received in connection with revenue from its various grant programs. In addition, during December 2020, the Company raised approximately $14.6 million in working capital from its IPO.

The Company is subject to a variety of risks similar to other early stage life science companies including, but not limited to, the successful development, regulatory approval, and market acceptance of the Company’s product candidates, development by its competitors of new technological innovations, protection of proprietary technology, and raising additional working capital. The Company has incurred significant research and development expenses and general and administrative expenses related to its product candidate programs. The Company anticipates costs and expenses to increase in the future as the Company continues to develop its product candidates.

The Company may seek to fund its operations through additional public equity, private equity, or debt financings, as well as other sources. However, the Company may be unable to raise additional working capital, or if it is able to raise additional capital, it may be unable to do so on commercially favorable terms. The Company’s failure to raise capital or enter into such other arrangements if and when needed, would have a negative impact on the Company’s business, results of operations and financial condition and the Company’s ability to continue to develop its product candidates.

As certain elements of the Company’s operating plan are outside of the Company’s control, including the receipt of anticipated grants and funding from a future capital raise, they cannot be considered probable. If the Company does not receive additional capital from future anticipated grants and future anticipated capital raises, its business plan will be scaled down to preclinical activities and its Phase I PD trial in humans will be delayed.

These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of one year after the date the financial statements are issued. Management’s plan to alleviate the conditions that raise substantial doubt include additional equity raises, suspending or delaying certain research projects and capital expenditures and eliminating certain future operating expenses in order to fund operations at reduced levels for the Company to continue as a going concern.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.